Debt - Maturities of convertible notes (Details) - Convertible debt $ in Thousands	Dec. 31, 2023 USD ($)
Maturities of convertible notes
December 31, 2024	$ 27,794
December 31, 2025	3,614
December 31, 2026	2,625
Total	$ 34,033